RESEARCH, DEVELOPMENT AND ENGINEERING (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
RESEARCH, DEVELOPMENT AND ENGINEERING
RD&E expense	$ 5,751	$ 5,247	$ 5,437
Scientific research, application of scientific advances, services and application	5,421	5,178	5,595
Software-related expenses	3,470	3,064	3,064
Product-related engineering expenses	$ 332	$ 267	$ 211